Transactions with Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Impact of transactions with affiliates
The impact of this transaction on the Company’s Consolidated Statements of Operations is as follows:

	For the years ended December 31,
	2012	2011	2010
Earned premiums	$(58)	$(61)	$(54)
Net realized gains (losses) [1]	(2,130)	483	547
Total revenues	(2,188)	422	493
Benefits, losses and loss adjustment expenses	(55)	(50)	(40)
Insurance operating costs and other expenses	(1,442)	836	(333)
Total expenses	(1,497)	786	(373)
Income (loss) before income taxes	(691)	(364)	866
Income tax expense (benefit)	(242)	(127)	303
Net income (loss)	$(449)	$(237)	$563

[1]	Amounts represent the change in valuation of the derivative associated with this transaction.